BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2025
BASIS OF PRESENTATION
BASIS OF PRESENTATION
1	BASIS OF PRESENTATION

Nature of operations

Bragg Gaming Group Inc. and its subsidiaries (collectively, “Bragg” or the “Company”) are, primarily and collectively, a business-to-business (“B2B”) online gaming technology platform and casino content aggregator.

The registered and head office of the Company is located at 130 King Street West, Suite 1955, Toronto, Ontario, Canada M5X 1E3.

Statement of compliance and basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with IFRS® Accounting Standards ("IFRS") as issued by the International Accounting Standards Board ("IASB") and the interpretations issued by the International Financial Reporting Interpretations Committee.

These consolidated financial statements are prepared on a historical cost basis except for financial instruments classified at fair value through profit or loss (“FVTPL”) or fair value through other comprehensive income (“FVOCI”) which are measured at fair value. The material accounting policy information set out in Note 2 have been applied consistently in the preparation of the consolidated financial statements for all periods presented.

The preparation of consolidated financial statements requires the use of certain critical accounting estimates. It also requires Group management to exercise judgment in applying the Group's accounting policies. The areas where significant judgments and estimates have been made in preparing the consolidated financial statements and their effect are disclosed in Note 3.

These consolidated financial statements have been prepared on the going concern basis, which assumes that the Company will be able to continue as a going concern and realize its assets and discharge its liabilities in the normal course of business.

These consolidated financial statements were, at the recommendation of the audit committee, approved and authorized for issuance by the Company’s Board of Directors on March 19, 2026.

Changes in accounting policies

a)	New standards, interpretations and amendments adopted from January 1, 2025

The following amendments are effective for the period beginning January 1, 2025:

●	Lack of Exchangeability (Amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates)

In August 2023, the IASB issued amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates to clarify how an entity determines whether a currency is exchangeable and how it estimates a spot exchange rate when exchangeability is lacking.

1	BASIS OF PRESENTATION (CONTINUED)

Changes in accounting policies (continued)

The amendments:

o	Introduce a definition of when a currency is exchangeable into another currency.
o	Provide application guidance for determining the exchange rate when exchangeability is lacking.
o	Require additional disclosures when a currency cannot be exchanged at the measurement date.

These amendments had no effect on the consolidated financial statements of the Group.

b)	New standards, interpretations and amendments not yet effective

There are a number of standards, amendments to standards, and interpretations which have been issued by the IASB that are effective in future accounting periods that the Group has decided not to adopt early.

The following amendments are effective for the annual reporting period beginning 1 January 2026:

●	Amendments to the Classification and Measurement of Financial Instruments (Amendments to IFRS 9 Financial Instruments and IFRS 7)
●	Contracts Referencing Nature-dependent Electricity (Amendments to IFRS 9 and IFRS 7)
●	Annual Improvements to IFRS Accounting Standards – Volume 11

The following standards and amendments are effective for the annual reporting period beginning 1 January 2027:

●	IFRS 18 Presentation and Disclosure in Financial Statements
●	IFRS 19 Subsidiaries without Public Accountability: Disclosures.

There are no new standards and amendments identified for the annual reporting period beginning 1 January 2028.

The Company is currently assessing the effect of these new accounting standards and amendments.

Amendments to IFRS 9 and IFRS 7 - Classification and Measurement of Financial Instruments, Contracts Referencing Nature-dependent Electricity, and Annual Improvements to IFRS Accounting Standards – Volume 11, effective for annual periods beginning 1 January 2026, clarify the classification and measurement of financial instruments (including ESG-linked features), provide guidance for certain electricity contracts, and address minor wording improvements across various standards. The Company does not expect those amendments to impact its operations or consolidated financial statements.

IFRS 18 Presentation and Disclosure in Financial Statements, issued by the IASB in April 2024, supersedes IAS 1 and will result in consequential amendments to IFRS Accounting Standards, including IAS 8. Although IFRS 18 does not affect recognition or measurement, it is expected to significantly impact the presentation and disclosure of certain items, including categorization and subtotals in the statement of profit or loss, aggregation and labeling of information, and disclosure of management-defined performance measures.

1	BASIS OF PRESENTATION (CONTINUED)

Changes in accounting policies (continued)

IFRS 19 Subsidiaries without Public Accountability: Disclosures, issued in May 2024, allows eligible subsidiaries to apply reduced disclosure requirements. The Company does not expect this standard to impact its operations or consolidated financial statements.